Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya MONEY MARKET PORTFOLIO
Prospectus Date	rr_ProspectusDate	May 01, 2015
Document Creation Date	dei_DocumentCreationDate	Dec. 22, 2015